2. Investment Securities (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Estimated fair value	$ 195,746	$ 194,578
Mortgage-backed securities
Estimated fair value	78,956	52,103
Level 1 valuation	0	0
Level 2 valuation	78,956	52,103
Level 3 valuation	0	0
U.S. Government sponsored enterprises
Estimated fair value	28,397	34,634
Level 1 valuation	0	0
Level 2 valuation	28,397	34,634
Level 3 valuation	0	0
State and political subdivisions
Estimated fair value	88,143	107,591
Level 1 valuation	0	0
Level 2 valuation	88,143	107,591
Level 3 valuation	0	0
Trust preferred securities
Estimated fair value	250	250
Level 1 valuation	0	0
Level 2 valuation	250	0
Level 3 valuation	$ 0	$ 250